Summary of Liquidated Damages (Details) - USD ($) $ in Thousands	Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Registration Rights Damages	$ 898		$ 898		$ 2,002
Public Information Failure Damages	940		940		2,740
Accrued Interest	1,162		1,086		1,595
Balance	3,000		2,924		6,337
MDB Common Stock To Be Issued [Member]
Registration Rights Damages	15	[1]	15	[1],[2]	15	[3]
Public Information Failure Damages		[1]		[1],[2]		[3]
Accrued Interest		[1]		[1],[2]		[3]
Balance	15	[1]	15	[1],[2]	15	[3]
Series H Convertible Preferred Stock [Member]
Registration Rights Damages	565		565		618
Public Information Failure Damages	574		574		626
Accrued Interest	694		659		570
Balance	1,833		1,798		1,814
Convertible Debentures [Member]
Registration Rights Damages				[4]		[5]
Public Information Failure Damages	144		144	[4]	704	[5]
Accrued Interest	76		72	[4]	280	[5]
Balance	220		216	[4]	984	[5]
Series J Convertible Preferred Stock [Member]
Registration Rights Damages	152		152	[4]	932	[5]
Public Information Failure Damages	152		152	[4]	932	[5]
Accrued Interest	137		129	[4]	525	[5]
Balance	441		433	[4]	2,389	[5]
Series K Convertible Preferred Stock [Member]
Registration Rights Damages	166		166	[4]	437	[5]
Public Information Failure Damages	70		70	[4]	478	[5]
Accrued Interest	255		226	[4]	220	[5]
Balance	$ 491		$ 462	[4]	$ 1,135	[5]

[1]	Consists of shares of common stock issuable to MDB Capital Group, LLC (“MDB”).
[2]	Shares of common stock issuable to MDB Capital Group, LLC (“MDB”) (see Common Stock to be Issued in Note 21).
[3]	Shares of common stock issuable to MDB.
[4]	Represents previously issued and converted debt or equity securities.
[5]	Represents previously issued and converted debt or equity securities.